OTHER NON-INTEREST INCOME (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Other Noninterest Income Details [Abstract]
Gain on disposal of subsidiaries	€ (1)		€ 242	€ 1
Gain on disposal of premises	5		0	1
Hotel revenues	0		31	26
Other	90		77	87
Total	€ 94	$ 113	350	€ 115
Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A.
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain on sale / (Loss) on disposal			203
Private Equity Funds
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain on sale / (Loss) on disposal			€ 39